Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities (Details) - Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Line Items]
Loss before income tax expense for the year	$ (3,546,195)	$ (3,506,220)
Adjustments for:
Depreciation and amortisation	1,211,896	1,226,491
Gain on loan modification		(222,681)
Foreign exchange differences		(51,795)
Interest expense accruals	599,494	403,107
Change in operating and assets and liabilities:
(Increase) in other debtors – research & development refund		(38,522)
(Increase) / decrease in GST receivable	(31,441)	18,154
Increase / (decrease) in GST payable	(23,155)	23,155
(Increase) in accounts receivables	119,774	(303)
(Increase) / decrease in inventory	95,201
(Increase) / decrease in prepayments and other assets	40,893	94,958
Increase / (decrease) in deferred revenue	40,000	(34,406)
Increase in payroll liabilities	395,385	3,669
Increase in provision for employee leave	40,606	38,265
Increase in trade payables and accruals	(12,929)	275,693
Net cash used in operating activities	(1,070,471)	(1,770,435)
Cash on hand		4,708
Cash at Bank	24,522	394,516
Cash and cash equivalents	24,552	399,224
Gelteq [Member]
Change in operating and assets and liabilities:
Cash at Bank	24,552	389,625
Nutrigel Unit Trust [Member]
Change in operating and assets and liabilities:
Cash at Bank		4,891
Sport Supplements Pty Ltd [Member]
Change in operating and assets and liabilities:
Cash at Bank